Discontinued Operations - Schedule of Assets and Liabilities Held for Sale (Details) - Handshake [Member] - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Assets
Cash and cash equivalents		$ 28,642
Trade receivables		158,216
Other current and non-current assets		15,105
Assets held for sale		201,963
Liabilities
Trade and other payables		(119,347)
Other current and non-current liabilities		(11,529)
Liabilities directly associated with assets held for sale		(130,876)
Net assets directly associated with assets held for sale		$ 71,087